Debt - Outstanding Long-Term Debt Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations (average rate of 3.6% and 3.5% in 2017 and 2016, respectively)	$ 1,020	$ 950
Unamortized discount, net of premium	(7,133)	(5,716)
Unamortized debt issuance costs	(534)	(469)
Total long-term debt, including current maturities	116,945	107,910
Less long-term debt maturing within one year	3,303	2,477
Total long-term debt	$ 113,642	$ 105,433
Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations average rate	3.60%	3.50%
Verizon | 1.38% - 3.96% Notes Payable and other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 31,370	$ 28,491
Verizon | 1.38% - 3.96% Notes Payable and other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	1.38%
Verizon | 1.38% - 3.96% Notes Payable and other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	3.96%
Verizon | 4.09% - 5.51% Notes Payable and other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 67,906	53,909
Verizon | 4.09% - 5.51% Notes Payable and other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	4.09%
Verizon | 4.09% - 5.51% Notes Payable and other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	5.51%
Verizon | 5.82% - 6.90% Notes Payable and other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 5,835	11,295
Verizon | 5.82% - 6.90% Notes Payable and other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	5.82%
Verizon | 5.82% - 6.90% Notes Payable and other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	6.90%
Verizon | 7.35% - 8.95% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 1,106	1,860
Verizon | 7.35% - 8.95% Notes Payable and Other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	7.35%
Verizon | 7.35% - 8.95% Notes Payable and Other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.95%
Verizon | Floating Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 6,684	9,750
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 234	525
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	6.80%
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	7.88%
Telephone Subsidiaries | 5.13% - 6.50% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 226	319
Telephone Subsidiaries | 5.13% - 6.50% Debentures | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	5.13%
Telephone Subsidiaries | 5.13% - 6.50% Debentures | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	6.50%
Telephone Subsidiaries | 7.38% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 341	561
Telephone Subsidiaries | 7.38% - 7.88% Debentures | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	7.38%
Telephone Subsidiaries | 7.38% - 7.88% Debentures | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	7.88%
Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 229	328
Telephone Subsidiaries | 8.00% - 8.75% Debentures | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.00%
Telephone Subsidiaries | 8.00% - 8.75% Debentures | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.75%
Other Subsidiaries | 6.70% - 8.75% Notes Payable, Debentures and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 748	1,102
Other Subsidiaries | 6.70% - 8.75% Notes Payable, Debentures and Other | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	6.70%
Other Subsidiaries | 6.70% - 8.75% Notes Payable, Debentures and Other | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.75%
Verizon Wireless and Other Subsidiaries | 1.42% - 2.65% asset-backed debt
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 6,293	2,485
Verizon Wireless and Other Subsidiaries | 1.42% - 2.65% asset-backed debt | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	1.42%
Verizon Wireless and Other Subsidiaries | 1.42% - 2.65% asset-backed debt | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	2.65%
Verizon Wireless and Other Subsidiaries | Floating Asset-backed Debt
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 2,620	$ 2,520